Share-based payments - Expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Total share-based payment expense	R (251)	R (113)	R (218)
Cash-settled share-based payment expense	(224)	(88)	(194)
Equity-settled share-based payment expense	(27)	(25)	(24)
Expense from movement in grant date fair value	(558)	(372)	(507)
Expense from movement in post grant date fair value	341	293	313
Sibanye-Stillwater 2020 to 2024 Share Plans (cash-settled scheme)
Share-based payments
Total share-based payment expense	(224)	(88)	(194)
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)
Share-based payments
Total share-based payment expense	0	0	(5)
DRDGOLD (equity-settled scheme)
Share-based payments
Total share-based payment expense	R (27)	R (25)	R (19)